Accrued And Other Current Liabilities, And Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
Accrued And Other Current Liabilities, And Other Long-Term Liabilities [Abstract]
Accrued And Other Current Liabilities, And Other Long-Term Liabilities

21.    Accrued and Other Current Liabilities, and Other Long-Term Liabilities

Accrued and other current liabilities at December 31 of each year consisted of the following (in millions):

	2011	2010
Accrued royalties payable	$73.3	$63.3
Payroll and related taxes	32.5	40.9
Accrued rebates	31.7	22.6
Sales and marketing accruals	23.4	22.0
Clinical trial accruals	15.2	13.8
Accrued interest	11.4	18.3
Restructuring accruals	9.7	12.9
Deferred rent	1.9	3.5
Litigation accruals	0.7	207.0
Deferred revenue	0.3	1.0
Transition Collaboration Agreement modification payment	—	9.0
Other accruals	29.8	28.2

Total accrued and other current liabilities	$229.9	$442.5

The litigation accruals balance at December 31, 2010 included a $206.3 million settlement reserve relating to Zonegran. For further information on the Zonegran settlement, please refer to Notes 7 and 30. For further information on the Transition Therapeutics payment, please refer to Note 6.

Other long-term liabilities at December 31 of each year consisted of the following (in millions):

	2011	2010
Deferred rent	$17.0	$18.8
Unfunded pension liability	12.2	19.9
Accrued income tax payable	6.2	11.1
Deferred revenue	0.4	0.7
Other	24.9	20.6

Total other long-term liabilities	$60.7	$71.1

The unfunded pension liability at December 31, 2011 and 2010 relates to two defined benefit pension plans. For additional information, refer to Note 25.

Severance, restructuring and other charges accrual

The following table provides a rollforward of the severance, restructuring and other charges accrual (in millions):

Balance at December 31, 2008	$10.9
Restructuring and other charges	30.3
Reversal of prior year accrual	(0.6)
Cash payments	(34.8)
Non-cash charges	(1.7)

Balance at December 31, 2009	$4.1
Restructuring and other charges	19.4
Reversal of prior year accrual	(0.5)
Cash payments	(9.1)
Non-cash charges	(1.0)

Balance at December 31, 2010	$12.9
Restructuring and other charges	20.4
Reversal of prior year accrual	(1.0)
Cash payments	(21.5)
Non-cash charges	(1.1)

Balance at December 31, 2011	$9.7